Financial instruments and risk management - Schedule of Detailed Information About Hedged Items by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 9,223	£ 9,197
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item	£ (355)	£ 101
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ 399	£ 87
Cash flow hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 1,824	£ 2,132
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ (55)	£ (69)
Cash flow hedge reserve	£ (464)	£ (538)